RELATED PARTIES (Transactions with Related Parties) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)
Related Party Transaction [Line Items]
Transactions with related parties	$ 79		$ 188		$ 51
Options granted | shares	118,186	118,186	1,950,547	1,950,547	581,542
Exercise price | $ / shares	$ 2.72		$ 4.28		$ 2.56
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 67		$ 177		$ 40
Key man life insurance premium [Member]
Related Party Transaction [Line Items]
Transactions with related parties	12		11		11
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer			4			$ 3
Monthly Salary	3
Gross Overtime monthly rate	782
Maximum aggregate monthly salary	4
Sigalit Kimchy [Member] | ILS [Member]
Related Party Transaction [Line Items]
Monthly retainer | ₪				₪ 13,680			₪ 10,260
Monthly Salary | ₪		₪ 11,200
Gross Overtime monthly rate | ₪		2,800
Maximum aggregate monthly salary | ₪		₪ 14,000
Mr. XQ Lin [Member]
Related Party Transaction [Line Items]
Hourly fee, up to five hours per month	10
Hourly fee, exceeding five hours per month	$ 300
Options granted | shares	48,387	48,387
Exercise price | $ / shares	$ 5.06
Yoav Kimchy [Member]
Related Party Transaction [Line Items]
Key man insurance policy	$ 1,000
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	490		1,555		84
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties	238		291		15
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 252		$ 1,264		$ 69